Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 141.27%
Aerospace & Defense - 2.25%
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 3M US L + 3.50%, 04/06/2026	$1,247,587	$1,012,105
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan, 3M US L + 3.50%, 04/06/2026	670,746	544,142
Nordam Group LLC, First Lien Initial Term Loan, 1M US L + 5.17%, 04/09/2026(b)	4,752,000	3,777,840
Propulsion Acquisition LLC, First Lien Initial Term Loan, 3M US L + 6.00%, 07/13/2021(b)	6,219,207	6,157,015
		11,491,102

Air Transport - 0.77%
Global Medical Response, Inc., First Lien 2018 New Term Loan, 3M US L + 4.25%, 03/14/2025	4,368,827	3,942,866

Automotive - 0.87%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	4,975,853	1,884,604
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	1,181,679	941,285
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	2,200,321	1,639,239
		4,465,128

Beverage & Tobacco - 0.29%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022	2,387,283	1,492,052

Brokers, Dealers & Investment Houses - 1.50%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	5,378,948	4,092,465
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	331,822	327,674
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	1,846,154	1,423,384
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(b)	2,072,955	1,844,930
		7,688,453

Building & Development - 10.06%
American Bath Group LLC, First Lien 2018 Replacement Term Loan, 1M US L + 4.25%, 09/30/2023	9,842,003	8,513,333
American Bath Group LLC, Second Lien Term Loan, 1M US L + 9.75%, 09/30/2024(b)	600,000	540,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	785,858	666,019
Dayton Superior Corp., First Lien Term Loan, 3M US L + 7.00%, 12/04/2024(b)	892,455	847,832
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	3,728,335	3,119,368
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	8,849,887	7,030,129
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	6,447,273	5,609,127
LBM Borrower LLC, First Lien Tranche C Term Loan, 3M US L + 3.75%, 08/20/2022	4,630,382	4,163,478
LBM Borrower LLC, Second Lien Initial Term Loan, 3M US L + 9.25%, 08/20/2023	3,813,476	3,498,864
MI Windows and Doors LLC, First Lien Initial Term Loan, 2M US L + 5.50%, 11/06/2026	5,366,165	4,628,317
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	3,704,635	3,176,724
Road Infrastructure Investment Holdings, Inc., First Lien Term Loan, 1M US L + 3.50%, 06/13/2023	1,025,256	758,690
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	2,358,000	2,122,200
SRS Distribution, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 05/23/2025	7,879,231	6,776,138
		51,450,219

Business Equipment & Services - 25.11%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	2,870,197	2,364,325
Access CIG LLC, Second Lien Initial Term Loan, 3M US L + 7.75%, 02/27/2026	326,087	279,620
Advantage Sales & Marketing, Inc., First Lien B-2 Term Loan, 3M US L + 3.25%, 07/23/2025	2,528,500	2,064,937
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/23/2021	3,074,866	2,490,642
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 3M US L + 6.50%, 07/25/2022	11,245,389	8,195,077
ALKU LLC, First Lien B Term Loan, 3M US L + 5.50%, 07/29/2026	6,100,000	5,734,000
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026(b)	5,400,000	4,455,000
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	8,045,478	7,348,176

	Principal
	Amount	Value

Business Equipment & Services (continued)
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	$2,779,766	$2,745,019
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	1,327,548	1,095,227
Cambium Learning Group, Inc., Second Lien Initial Term Loan, 3M US L + 8.50%, 12/18/2026(b)	1,057,333	856,440
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	1,082,734	866,187
CB Poly Investments LLC, First Lien Closing Date Term Loan, 3M US L + 4.50%, 08/16/2023	1,674,095	1,381,129
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	990,756	847,096
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 02/02/2026(b)	1,422,414	1,237,500
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 4.00%, 02/06/2026	2,522,436	2,292,264
eResearchTechnology, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 02/04/2027	1,830,000	1,623,210
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	3,755,424	2,966,785
GI Revelation Acquisition LLC, Second Lien Initial Term Loan, 1M US L + 9.00%, 04/16/2026	6,000,000	4,350,000
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 3M US L + 4.00%, 05/23/2025	754,053	608,114
Inmar, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/01/2024	829,127	642,573
Inmar, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 05/01/2025	3,209,378	2,372,934
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	4,619,637	3,515,543
KUEHG Corp, Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/22/2025	6,161,780	5,684,242
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 12/09/2022	5,651,421	4,860,222
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	5,078,571	4,481,839
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	3,691,018	3,131,202
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	6,050,033	5,082,028
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	2,303,030	1,811,713
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	5,501,397	4,813,723
National Intergovernmental Purchasing Alliance Co., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/22/2026(b)	4,200,000	3,465,000
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	4,855,291	3,981,338
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	1,200,000	1,038,000
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	706,156	595,523
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	3,555,000	3,083,963
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	3,158,739	2,884,324
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	3,931,797	3,517,327
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 3M US L + 3.50%, 01/31/2027	2,121,739	1,835,304
Surf Holdings S.a r.l., First Lien Dollar Tranche Term Loan, 3M US L + 3.50%, 03/05/2027	989,162	887,773
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	6,720,616	5,477,302
ThoughtWorks, Inc., First Lien Replacement (2020) Term Loan, 3M US L + 3.75%, 10/11/2024	4,154,976	3,666,767
TRC Companies, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 06/21/2024(b)	784,889	639,684
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	7,917,676	7,125,908
		128,394,980

Chemical & Plastics - 3.64%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 08/27/2026	3,482,500	3,099,425
Composite Resins Holding B.V., First Lien Initial Term Loan, 1M US L + 4.25%, 08/01/2025	7,074,000	6,260,490
DCG Acquisition Corp., First Lien B Term Loan, 1M US L + 4.50%, 09/30/2026(b)	3,546,183	3,209,296
DCG Acquisition Corp., First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 09/30/2026(b)	574,160	519,615
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 3.25%, 01/31/2025	1,221,944	867,580
Spectrum Holdings III Corp., Second Lien Closing Date Term Loan, 3M US L + 7.00%, 01/31/2026	1,833,333	1,214,583
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 10/28/2024	2,771,417	2,114,065
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 10/27/2025	1,995,334	1,348,097
		18,633,151

Conglomerates - 0.94%
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	2,672,999	2,221,930
Output Services Group, Inc., First Lien B Term Loan, 3M US L + 4.50%, 03/27/2024(b)	1,728,281	1,477,680
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	850,667	718,814

	Principal
	Amount	Value

Conglomerates (continued)
VT Topco, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2025(b)	$469,157	$403,475
		4,821,899

Containers & Glass Products - 2.54%
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	635,339	560,156
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,494,708	3,215,131
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	2,940,000	2,513,700
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	1,691,209	1,361,423
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 11/20/2023	1,700,211	1,438,804
ProAmpac PG Borrower LLC, Second Lien Initial Term Loan, 3M US L + 8.50%, 11/18/2024	1,464,115	1,115,165
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/31/2025(b)	2,666,667	1,626,667
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 10/17/2024	1,400,297	1,176,249
		13,007,295

Diversified Insurance - 0.88%
CP VI Bella Midco LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 12/27/2024	1,260,059	1,034,823
CP VI Bella Midco LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 12/29/2025	1,178,571	978,215
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	2,875,296	2,501,507
		4,514,545

Drugs - 2.74%
Albany Molecular Research, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/30/2024	1,814,630	1,596,312
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,473,214	1,068,081
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 07/05/2023	4,474,288	3,305,380
Cambrex Corp., First Lien Initial Dollar Term Loan, 1M US L + 5.00%, 12/04/2026	3,650,850	3,139,731
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	5,572,989	4,918,163
		14,027,667

Ecological Services & Equipment - 1.22%
Eagle 4, Ltd., Second Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027	1,885,455	1,645,059
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	998,639	896,279
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	3,107,004	2,734,164
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026(b)	1,103,894	954,868
		6,230,370

Electronics/Electric - 31.01%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	8,887,500	7,473,277
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	2,363,910	2,064,485
Castle US Holding Corp., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 01/29/2027	1,580,430	1,288,058
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025(b)	3,684,375	3,094,875
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	5,940,000	4,677,750
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025	1,045,752	894,118
Curvature, Inc., First Lien Initial Term Loan, 3M US L + 4.67%, 10/30/2023	11,481,263	7,993,830
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 02/02/2026	3,753,023	3,340,190
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	2,530,723	2,222,823
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026	3,042,375	2,535,302
Ellie Mae, Inc., First Lien Term Loan, 3M US L + 3.75%, 04/17/2026	8,380,369	7,364,249
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	202,299	177,011
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027(b)	2,259,259	1,954,259
Flexera Software LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 02/26/2025	841,605	767,964
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024(b)	13,118,089	11,281,556
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 11/19/2026	3,794,963	3,273,155
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	2,033,772	1,865,986
Idera, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/28/2024	2,573,530	2,264,706
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 01/12/2026	3,248,182	2,690,566
Imperva, Inc., Second Lien Term Loan, 3M US L + 7.75%, 01/11/2027	2,674,923	1,939,319
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	5,884,261	5,236,992
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	6,000,000	5,302,500
LI Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 12/20/2026(b)	2,433,900	2,105,324

	Principal
	Amount	Value

Electronics/Electric (continued)
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	$4,454,198	$4,008,779
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	4,741,214	4,480,448
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 10/05/2026(b)	1,825,425	1,624,628
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 3M US L + 3.75%, 09/13/2024	2,797,099	2,397,114
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	4,068,222	2,908,779
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	1,399,763	1,214,294
Navex Topco, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 09/04/2026	3,000,000	2,500,005
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/31/2023	185,849	114,994
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025(b)	4,794,967	4,099,697
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	2,199,079	1,876,540
Presidio Holdings, Inc., First Lien Initial (2020) Term Loan, 2M US L + 3.50%, 01/22/2027	1,092,537	1,026,985
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	3,609,091	3,275,250
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	2,070,033	1,883,730
Project Angel Parent LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025(b)	3,528,358	2,875,612
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 3M US L + 4.50%, 07/07/2023	2,708,490	2,387,981
Project Leopard Holdings, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 07/07/2023	1,027,000	905,470
Project Silverback Holdings Corp., First Lien New Term Loan, 3M US L + 3.50%, 08/21/2024	1,977,465	1,723,796
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	3,266,519	2,528,825
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	8,885,470	5,479,358
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	5,116,050	4,274,741
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 08/14/2026	3,371,944	2,899,872
SonicWall US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/16/2025	3,581,660	2,925,214
SonicWall US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/18/2026	4,800,000	4,080,000
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 3M US L + 6.00%, 10/29/2024	678,085	539,644
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	4,279,412	3,707,040
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	1,664,789	1,348,479
Vero Parent, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 6.00%, 08/16/2024	4,259,325	3,450,053
Web.com Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	5,452,055	4,525,205
Web.com Group, Inc., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/09/2026	2,195,428	1,697,790
		158,568,618

Financial Intermediaries - 2.30%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	6,705,457	2,430,728
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	5,438,258	4,531,891
NorthStar Financial Services Group LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 05/25/2025	4,590,387	3,817,664
NorthStar Financial Services Group LLC, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/25/2026(b)	1,182,937	987,752
		11,768,035

Food Products - 3.19%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	5,380,827	4,349,511
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028	341,600	324,520
Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 3M US L + 3.25%, 07/29/2023	3,187,520	3,143,691
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 12/18/2026	1,829,235	1,632,592
TKC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 02/01/2023	4,536,844	3,707,736
TKC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 02/01/2024	4,051,201	3,139,681
		16,297,731

Food Service - 3.89%
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	4,846,970	2,762,773
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	3,834,129	3,048,132
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 04/07/2025	2,295,811	1,607,068
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,715,116	1,269,186
NPC International, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 04/18/2025(c)	3,424,278	88,055
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/21/2025(b)	7,429,554	6,315,121
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/05/2027	2,124,162	1,727,656

	Principal
	Amount	Value

Food Service (continued)
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 02/04/2028	$3,949,483	$3,090,470
		19,908,461

Food/Drug Retailers - 0.91%
EG Group, Ltd., First Lien Additional Facility Term Loan, 6M US L + 4.00%, 02/07/2025	5,552,450	4,131,023
EG Group, Ltd., First Lien Facility B Term Loan, 6M US L + 4.00%, 02/07/2025	680,556	506,333
		4,637,356

Health Insurance - 0.47%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	2,700,641	2,396,819

Healthcare - 20.71%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.75%, 04/04/2022	4,790,701	4,187,073
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	1,210,639	1,050,230
Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	2,056,156	1,578,100
BioClinica Holding I LP, First Lien Initial Term Loan, 1M US L + 4.25%, 10/20/2023	2,426,686	2,064,709
BioClinica Holding I LP, Second Lien Initial Term Loan, 1M US L + 8.25%, 10/21/2024	3,157,898	2,648,687
Carestream Health, Inc., First Lien Extended Term Loan, 3M US L + 6.25%, 02/28/2021	416,728	383,807
Carestream Health, Inc., Second Lien Extended Term Loan, 3M US L + 10.50%, 06/07/2021	10,463,866	9,025,084
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	3,793,461	3,205,475
CPI Holdco LLC, First Lien B Term Loan, 3M US L + 4.25%, 11/04/2026	1,952,283	1,718,009
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 3M US L + 4.25%, 12/01/2021	2,887,683	2,284,157
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	4,896,591	2,623,765
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	1,243,554	1,007,279
Genesis Specialist Care Finance UK, Ltd., First Lien B Term Loan, 3M US L + 5.00%, 03/05/2027(b)	5,885,965	5,297,368
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	3,018,103	1,926,546
Heartland Dental LLC, First Lien Incremental 2 Facility Term Loan, 1M US L + 4.50%, 04/30/2025	1,418,965	1,156,456
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	5,071,275	3,968,273
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	1,377,805	1,209,024
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	3,782,383	2,784,004
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	5,077,456	4,741,100
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	2,989,579	2,402,874
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 08/02/2025(b)	2,716,694	2,377,107
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	3,094,203	2,869,873
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 3M US L + 3.75%, 04/19/2023	8,819,561	8,025,801
NMSC Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.00%, 04/19/2023(b)	687,698	481,389
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	6,296,585	5,336,356
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 07/29/2022	4,966,836	3,884,066
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	4,400,715	3,801,118
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)	1,777,444	1,484,165
PetVet Care Centers LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025	2,031,304	1,699,531
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	5,791,218	5,284,487
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024(b)	2,574,761	2,278,664
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 6M US L + 1.25%, 10/01/2026	589,695	536,622
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	8,842,500	6,388,706
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	3,965,220	3,122,611
Zest Acquisition Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 03/13/2026(b)	4,357,143	3,050,000
		105,882,516

Home Furnishings - 1.57%
AI Aqua Merger Sub, Inc., First Lien 2017 Incremental Term Loan, 3M US L + 3.25%, 12/13/2023	180,764	155,457
AI Aqua Merger Sub, Inc., First Lien Fifth Amendment Incremental Term Loan, 3M US L + 4.25%, 12/13/2023(b)	4,488,750	3,950,100
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 12/13/2023	669,412	575,694
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	349,330	279,464

	Principal
	Amount	Value

Home Furnishings (continued)
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 1M US L + 3.25%, 09/23/2026	$2,112,344	$1,919,065
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	4,786,804	1,136,866
		8,016,646

Industrial Equipment - 4.00%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 08/01/2024	3,576,148	2,802,806
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 07/19/2024	4,359,650	3,625,768
Husky Injection Molding Systems, Ltd., First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025	4,368,984	3,635,912
Ingersoll-Rand Services Co., First Lien 2020 Spinco Tranche B-1 Dollar Term Loan, 3M US L + 1.75%, 03/01/2027	1,115,854	1,055,876
Justrite Safety Group, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 06/28/2026(b)(d)	147,780	121,919
Justrite Safety Group, First Lien Initial Term Loan, 3M US L + 4.50%, 06/28/2026(b)	2,734,064	2,255,603
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	2,424,230	1,823,227
LTI Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 09/06/2026	1,276,596	691,915
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	3,755,073	2,393,859
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	2,736,250	2,037,371
		20,444,256

Insurance - 1.09%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	4,261,520	3,600,985
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	1,292,727	1,066,500
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026(b)	1,153,846	923,077
		5,590,562

Leisure Goods/Activities/Movies - 1.77%
Crown Finance US, Inc., First Lien Incremental Term Loan, 3M US L + 3.00%, 02/05/2027	2,848,901	1,937,253
Thunder Finco Pty, Ltd., First Lien Term Loan, 1M US L + 4.25%, 11/20/2026	3,050,000	2,386,625
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	7,164,000	4,699,584
		9,023,462

Lodging & Casinos - 1.04%
Aimbridge Acquisition Co., Inc., First Lien Initial (2019) Term Loan, 3M US L + 3.75%, 02/02/2026(b)	2,023,167	1,466,796
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024	4,704,000	3,857,280
		5,324,076

Nonferrous Metals/Minerals - 1.01%
Aleris International, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/27/2023	4,743,103	4,298,437
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 03/21/2025	1,016,140	884,042
		5,182,479

Oil & Gas - 1.96%
BCP Raptor II LLC, First Lien Initial Term Loan, 1M US L + 4.75%, 11/03/2025	1,103,992	634,795
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	4,238,651	2,585,577
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	4,415,406	2,557,249
PGS ASA, First Lien 2020 Term Loan, 3M US L + 7.00%, 03/19/2024	2,238,795	1,526,108
Rdv Resources Properties, LLC, First Lien Term Loan, 3M US L + 6.50%, 03/29/2024(b)	934,870	934,870
Tribune Resources LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	1,234,568	1,095,679
Utex Industries, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/20/2022	3,181,818	696,023
		10,030,301

Property & Casualty Insurance - 2.77%
AssuredPartners, Inc., First Lien 2020 February Refinancing Term Loan, 1M US L + 3.50%, 02/12/2027	5,270,549	4,651,259
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	9,089,314	8,424,658

	Principal
	Amount	Value

Property & Casualty Insurance (continued)
Confie Seguros Holding II Co., First Lien B Term Loan, 3M US L + 4.75%, 04/19/2022	$1,387,293	$1,074,431
		14,150,348

Publishing - 2.06%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	3,119,641	2,511,311
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	4,371,269	3,409,590
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 09/25/2026	4,250,323	3,474,639
Southern Graphics, Inc., First Lien Refinancing Term Loan, 3M US L + 3.25%, 12/31/2022	1,210,265	650,517
Southern Graphics, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/31/2023	4,500,000	478,125
		10,524,182

Radio & Television - 1.07%
Terrier Media Buyer, Inc., First Lien B Term Loan, 3M US L + 4.25%, 12/17/2026	6,012,599	5,456,433

Retailers (except food & drug) - 1.16%
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	2,746,719	858,350
FBB Holdings III, Inc., First Lien Initial Term Loan, 3M US L + 9.00%, 02/07/2024(b)	552,768	179,650
FBB Holdings III, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 01/31/2025(b)	197,887	29,683
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	1,545,245	1,083,217
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	4,184,787	3,787,232
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(c)	2,065,632	4,131
		5,942,263

Steel - 0.19%
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	1,190,000	981,750

Surface Transport - 1.22%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026(b)	5,590,462	4,053,084
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024(b)	2,546,134	2,164,214
		6,217,298

Telecommunications - 3.64%
Alorica, Inc., First Lien New B Term Loan, 3M US L + 4.75%, 06/30/2022	2,697,303	2,205,719
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	6,694,497	5,774,004
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 11/01/2024	454,340	361,201
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	902,256	354,135
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	3,343,543	2,837,832
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 1M US L + 3.25%, 12/15/2023	1,805,586	1,534,748
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	1,766,917	1,463,600
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	3,545,455	2,548,295
Peak 10 Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	3,857,143	1,542,857
		18,622,391

Utilities - 1.43%
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2025	1,061,632	931,136
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,225,788
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	1,560,975	1,159,578
		7,316,502

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $886,725,687)		722,442,212

CORPORATE BONDS - 14.58%
Aerospace & Defense - 0.78%
TransDigm, Inc., 6.250%, 03/15/2026(e)	4,000,000	4,002,488

Automotive - 0.19%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022(e)	1,500,000	972,654

	Principal
	Amount	Value

Brokers, Dealers & Investment Houses - 0.56%
Advisor Group Holdings, Inc., 10.750%, 08/01/2027(e)	$1,830,000	$1,607,733
AG Issuer LLC, 6.250%, 03/01/2028(e)	1,467,000	1,243,282
		2,851,015

Building & Development - 0.94%
Hillman Group, Inc., 6.375%, 07/15/2022(e)	1,300,000	1,020,092
Installed Building Products, Inc., 5.750%, 02/01/2028(e)	900,000	864,938
Northwest Hardwoods, Inc., 7.500%, 08/01/2021(e)	3,211,000	1,155,960
NWH Escrow Corp., 7.500%, 08/01/2021(e)	4,918,000	1,770,480
		4,811,470

Cable & Satellite Television - 0.60%
Altice France SA, 7.375%, 05/01/2026(e)	3,000,000	3,046,650

Containers & Glass Products - 0.98%
Flex Acquisition Co., Inc., 6.875%, 01/15/2025(e)	1,192,000	1,123,424
Trident TPI Holdings, Inc., 6.625%, 11/01/2025(e)	4,800,000	3,894,024
		5,017,448

Diversified Insurance - 0.79%
NFP Corp., 6.875%, 07/15/2025(e)	4,084,000	4,053,248

Drugs - 0.46%
Bausch Health Cos., Inc., 5.250%, 01/30/2030(e)	2,500,000	2,356,250

Electronics/Electric - 2.11%
Banff Merger Sub, Inc., 9.750%, 09/01/2026(e)	1,587,000	1,408,581
Global A&T Electronics, Ltd., 8.500%, 01/12/2023	5,455,007	4,439,779
Riverbed Technology, Inc., 8.875%, 03/01/2023(e)	7,723,000	4,942,720
		10,791,080

Equipment Leasing - 0.19%
Fly Leasing, Ltd., 6.375%, 10/15/2021	1,000,000	960,625

Food Service - 0.13%
Yum! Brands, Inc., 7.750%, 04/01/2025(e)	610,000	642,025

Healthcare - 1.30%
Envision Healthcare Corp., 8.750%, 10/15/2026(e)	6,250,000	1,569,016
Team Health Holdings, Inc., 6.375%, 02/01/2025(e)	3,500,000	1,255,607
Tenet Healthcare Corp., 5.125%, 11/01/2027(e)	4,000,000	3,835,000
		6,659,623

Home Furnishings - 0.40%
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(e)	2,372,000	2,063,640

Leisure Goods/Activities/Movies - 1.08%
Mood Media Borrower LLC / Mood Media Co.-Issuer, Inc., 0.000%, 12/31/2023(b)(e)(f)	7,394,817	5,546,113

Oil & Gas - 1.12%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.750%, 04/15/2023	5,795,000	4,049,227
CSI Compressco LP / CSI Compressco Finance, Inc., 7.250%, 08/15/2022	800,000	446,749
Talos Production LLC / Talos Production Finance, Inc., 11.000%, 04/03/2022	2,000,000	1,246,872
		5,742,848

Property & Casualty Insurance - 1.54%
AssuredPartners, Inc., 7.000%, 08/15/2025(e)	4,545,000	4,124,451
GTCR AP Finance, Inc., 8.000%, 05/15/2027(e)	955,000	886,758
Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024(e)	2,896,000	2,856,195
		7,867,404

	Principal
	Amount	Value

Publishing - 0.64%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 05/15/2024(e)	$4,320,000	$3,256,179

Telecommunications - 0.77%
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026(e)	4,714,000	3,912,620

TOTAL CORPORATE BONDS
(Cost $98,624,271)		74,553,380

	Shares
COMMON STOCK - 1.73%
Building & Development - 0.28%
Brock Holdings III Inc.(b)	164,832	–
Dayton Superior LLC(b)(g)	15,747	1,417,192
		1,417,192

Business Equipment & Services - 0.11%
Expanse Energy(b)(g)	169,664	593,824

Leisure Goods/Activities/Movies - 0.00%
Mood Media Corp.(b)(g)	3,709,356	–

Oil & Gas - 1.34%
Ascent Resources - Equity(b)(g)	886,921	776,056
Ridgeback Resources Inc.(b)(g)	1,201,345	4,063,385
SandRidge Energy, Inc.(g)	135,154	121,517
Sheridan Production Partners(b)(g)	62,301	946,352
Templar Energy LLC(b)(g)	197,643	–
Titan Energy LLC(g)	29,318	897
Total Safety Holdings, LLC(g)	2,951	951,698
		6,859,905

TOTAL COMMON STOCK
(Cost $44,499,820)		8,870,921

PREFERRED STOCK - 0.00%
Oil & Gas - 0.00%
Templar Energy LLC(b)(g)	131,013	–

TOTAL PREFERRED STOCK
(Cost $1,310,126)		–

WARRANTS - 0.00%(h)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	229,630	6,889

TOTAL WARRANTS
(Cost $25,062)		6,889

Total Investments - 157.58%
(Cost $1,031,184,966)		805,873,402

Liabilities in Excess of Other Assets - (1.11)%		(5,681,978)

Value
Mandatory Redeemable Preferred Shares - (8.86)%
(liquidation preference plus distributions payable on term preferred shares)	(45,285,626)

Leverage Facility - (47.61)%	(243,500,000)

Net Assets - 100.00%	$511,405,798

Amounts above are shown as a percentage of net assets as of March 31, 2020.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W US L - 1 Week LIBOR as of March 31, 2020 was 0.50%

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

2M US L - 2 Month LIBOR as of March 31, 2020 was 1.26%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

6M US L - 6 Month LIBOR as of March 31, 2020 was 1.18%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Security is in default as of period end and is therefore non-income producing.
(d)	A portion of this position was not funded as of March 31, 2020. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2020, the Fund has unfunded delayed draw loans in the amount of $950,292. Fair value of these unfunded delayed draws was $799,241.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $63,410,128, which represented approximately 12.40% of net assets as of March 31, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.
(h)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of March 31, 2020:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$1,556,247	$9,934,855	$11,491,102
Automotive	–	2,825,889	1,639,239	4,465,128
Brokers, Dealers & Investment Houses	–	5,843,523	1,844,930	7,688,453
Building & Development	–	50,062,387	1,387,832	51,450,219
Business Equipment & Services	–	101,355,127	27,039,853	128,394,980
Chemical & Plastics	–	14,904,240	3,728,911	18,633,151
Conglomerates	–	2,940,744	1,881,155	4,821,899
Containers & Glass Products	–	10,019,205	2,988,090	13,007,295
Ecological Services & Equipment	–	5,275,502	954,868	6,230,370
Electronics/Electrical	–	131,532,667	27,035,951	158,568,618
Financial Intermediaries	–	10,780,283	987,752	11,768,035
Food Service	–	13,593,340	6,315,121	19,908,461
Healthcare	–	90,913,823	14,968,693	105,882,516
Home Furnishings	–	4,066,546	3,950,100	8,016,646
Industrial Equipment	–	18,066,734	2,377,522	20,444,256
Insurance	–	1,066,500	4,524,062	5,590,562
Lodging & Casinos	–	3,857,280	1,466,796	5,324,076
Oil & Gas	–	9,095,431	934,870	10,030,301
Retailers (except food & drug)	–	5,728,799	213,464	5,942,263
Surface Transport	–	–	6,217,298	6,217,298
Other	–	118,566,583	–	118,566,583
Corporate Bonds
Leisure Goods/Activities/Movies	–	–	5,546,113	5,546,113
Other	–	69,007,267	–	69,007,267
Common Stock
Building & Development	–	–	1,417,192	1,417,192
Business Equipment & Services	–	–	593,824	593,824
Leisure Goods/Activities/Movies	–	–	–	–
Oil & Gas	122,414	951,698	5,785,793	6,859,905
Preferred Stocks
Oil & Gas	–	–	–	–
Warrants
Oil & Gas	–	–	6,889	6,889
Total	122,414	672,009,815	133,741,173	805,873,402

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Warrants	Total
Balance as of December 31, 2019	$133,526,932	$5,789,915	$9,734,833	$6,889	$149,058,569
Accrued discount/ premium	9,959	31,888	-	-	41,847
Realized Gain/(Loss)	(2,171,356)	-	-	-	(2,171,356)
Change in Unrealized Appreciation/(Depreciation)	(18,604,949)	(838,749)	(3,660,432)	-	(23,104,130)
Purchases	16,460,755	563,059	946,352	-	17,970,166
Sales Proceeds	(21,753,897)	-	-	-	(21,753,897)
Transfer into Level 3	41,614,934	-	776,056	-	42,390,990
Transfer out of Level 3	(28,691,016)	-	-	-	(28,691,016)
Balance as of March 31, 2020	$120,391,362	$5,546,113	$7,796,809	$6,889	$133,741,173
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2020	$(18,962,581)	$(838,749)	$(4,381,055)	$-	$(24,182,385)

Information about Level 3 fair value measurements as of March 31, 2020:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted/Average)
Floating Rate Loan Interests	$120,391,362	Third-party vendor pricing service	Broker quote	N/A
Corporate Bonds	$5,546,113	Discounted cash flow methodology	Discount Rate(a)	22.98%
Common Stock	$2,787,072	Third-party vendor pricing service	Broker quote	N/A
	$-	Performance multiple methodology	EBITDA Multiple(a)	6.50x
	$4,063,385	Performance multiple methodology	EBITDA Multiple(a)	2.48x
			Proved & Probable PV-10(a)	0.42x
			Daily Production(BOE/D)(a)	25.5
			Proved & Probable Reserves (MMboe)(a)	5.95x
	$-	Performance multiple methodology	EBITDA Multiple(a)	7.38x
	$946,352	Transaction value	Cost(a)	N/A
Warrants	$6,889	Third-party vendor pricing service	Broker quotes	N/A

(a)	As of March 31, 2020, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease
Cost	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2020, 99.64% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At March 31, 2020, BGB had invested $119,004,438 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016, December 20, 2017 as amended and restated on June 20, 2018, as amended on December 4, 2018,as further amended and restated on January 11, 2019 and as further amended on January 10, 2020 to borrow up to a limit of $415 million, with $145 million for tranche A loans (“Tranche A Loans”) and $270 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2020, BGB had borrowings outstanding under its Leverage Facility of $243,500,000, at an interest rate of 2.09%. Face value approximates fair value at March 31, 2020; this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2020, the average borrowings under BGB's Leverage Facility and the average interest rate were $345,080,220 and 2.59%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of March 31, 2020 the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of March 31, 2020, BGB's leverage represented 36.07% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 30.44% of Managed Assets and the MRPS representing 5.63% of Managed Assets).